UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

Treasury Money Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 5.8%
US Treasury Bill, 4.95% *, 4/19/2007 (Cost $39,901,000)	40,000,000	39,901,000
Repurchase Agreements 109.1%
BNP Paribas, 5.20%, dated 2/5/2007, to be repurchased at $100,852,222 on 4/5/2007 (a)	100,000,000	100,000,000
Countrywide Securities Corp., 5.25%, dated 3/16/2007, to be repurchased at $78,716,625 on 5/18/2007 (b)	78,000,000	78,000,000
Countrywide Securities Corp., 5.32%, dated 3/30/2007, to be repurchased at $72,031,920 on 4/2/2007 (c)	72,000,000	72,000,000
Credit Suisse First Boston LLC, 5.15%, dated 3/30/2007, to be repurchased at $61,783,149 on 4/2/2007 (d)	61,756,645	61,756,645
Credit Suisse First Boston LLC, 5.2%, dated 3/22/2007, to be repurchased at $92,757,467 on 5/18/2007 (e)	92,000,000	92,000,000

Greenwich Capital Markets, Inc., 5.18%, dated 3/29/2007, to be repurchased at $49,756,410 on 5/4/2007 (f)				49,500,000	49,500,000
JPMorgan Securities, Inc., 5.15%, dated 3/30/2007, to be repurchased at $101,043,346 on 4/2/2007 (g)				101,000,000	101,000,000
Merrill Lynch Government Securities, Inc., 5.2%, dated 3/20/2007, to be repurchased at $42,357,933 on 5/18/2007 (h)				42,000,000	42,000,000
Morgan Stanley & Co., Inc., 5.19%, dated 3/16/2007, to be repurchased at $52,472,290 on 5/18/2007 (i)				52,000,000	52,000,000
UBS Securities LLC, 5.15%, dated 3/30/2007, to be repurchased at $100,042,917 on 4/2/2007 (j)				100,000,000	100,000,000

Total Repurchase Agreements (Cost $748,256,645)					748,256,645
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $788,157,645)				114.9	788,157,645
Other Assets and Liabilities, Net				(14.9)	(101,915,210)

Net Assets				100.0	686,242,435

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $98,252,000 US Treasury Inflation Index Note, 0.875%, maturing on 4/15/2010 with a value of $102,000,978.
(b)	Collateralized by $78,276,810 Government National Mortgage Association, with various coupon rates from 5.0-6.0%, with various maturities of 9/15/2020-3/15/2037 with a value of $79,560,000.
(c)	Collateralized by $72,125,509 Government National Mortgage Association, 6.0%, with various maturities of 11/15/2036-3/20/2037 with a value of $73,440,001.
(d)	Collateralized by $123,186,906 US Treasury STRIPS, with various maturities of 11/15/2007-5/15/2030 with a value of $62,993,509.
(e)	Collateralized by $169,277,187 US Treasury STRIPS, with various maturities of 5/15/2007-2/15/2037 with a value of $93,842,105.
(f)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	22,615,000	Federal National Mortgage Association	3.125-6.87	5/4/2007-8/6/2038	23,703,462
	26,615,000	US Treasury Note	4.75	2/28/2009	26,787,792
	Total Collateral Value				50,491,254

(g)	Collateralized by $196,225,000 US Treasury STRIPS, maturing on 5/15/2020 with a value of $103,020,085.
(h)	Collateralized by $42,335,000 US Treasury Note, 4.875%, maturing on 1/31/2009 with a value of $42,840,934.
(i)	Collateralized by $53,279,000 US Treasury Note, with various coupon rates from 3.875-5.75%, with various maturities of 8/15/2010-9/15/2010 with a value of $53,199,772.
(j)	Collateralized by $239,118,000 US Treasury STRIPS, with various maturities of 11/15/2022-8/15/2027 with a value of $102,001,147.

STRIPS: Separate Trading of Registered Interest and Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007